Feb. 20, 2024
Angel Oak High Yield Opportunities ETF
ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
Investment Objective
The investment objective of the Angel Oak High Yield Opportunities ETF (the “Fund”) is to earn a high level of current income with a secondary objective of capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Other Expenses	0.00%
Total Annual Fund Operating Expenses[1]	0.55%

Expense Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$56	$176	$307	$689

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. For the most recent fiscal year, the portfolio turnover rate for the Angel Oak High Yield Opportunities Fund (the “Predecessor High Yield Fund”) was 33% of the average value of its portfolio.
Principal Investment Strategies
In pursuing its investment objective, the Fund will, under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities rated below investment grade (measured at the time of purchase). These securities may include domestic and foreign corporate debt securities, including bank-issued subordinated debt, fixed and floating rate bonds, and zero coupon bonds; and various forms of debt securitizations, including agency and non-agency residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”); collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), collateralized mortgage obligations (“CMOs”), asset-backed securities (“ABS”), including securities or securitizations backed by assets such as credit card receivables, student loans, automobile loans, and residential and commercial real estate, and other debt securitizations (“Structured Products”); and derivative instruments that invest substantially all of their assets in, are linked to, or otherwise provide investment exposure to, securities rated below investment grade. The Fund may purchase corporate securities issued by companies of any size – small cap, medium cap or large cap.
The Fund may invest, without limitation, in securities of any quality and maturity, including high-yield securities (also known as “junk bonds”), and securities that are not rated by any rating agencies. These high-yield securities will be rated BB+ or lower by Standard & Poor’s Rating Group (“S&P”) or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a security is unrated, the Adviser may determine whether it is of comparable quality and therefore eligible for the Fund’s investment. The Fund intends to focus primarily on securities with credit ratings (or equivalent quality) between the range of BB+ and B- of the high-yield market. However, the Fund may invest in or continue to hold securities that have credit ratings lower than B, are bankrupt, or are in default.
The Fund will, under normal circumstances, invest at least 20% of its net assets, plus the amount of any borrowings for investment purposes, in Structured Products.
The Fund may also invest up to 20% of its assets in investment grade securities, including U.S. Treasury and U.S. government agency securities.
The Fund may invest up to 15% of its net assets in equity securities such as common stock, preferred stock, warrants, rights and exchange-traded funds (“ETFs”) that invest in equity securities or that track an index of equity securities.
The Fund may invest, without limitation, in the securities of other investment companies, including closed-end investment companies, ETFs or business development companies (“BDCs”). The other investment companies in which the Fund invests may be part of the same group of investment companies as the Fund.
The Fund may invest up to 25% of its assets in foreign debt securities, including corporate fixed income securities registered and sold in the United States by foreign issuers (commonly known as “Yankee” bonds).
The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default.
The Fund may invest, without limitation, in securities of any maturity and duration, but, under normal circumstances, the Fund will have a dollar-weighted average maturity between two and fifteen years. The average maturity may be less than two years if the Adviser believes a temporary defensive posture is appropriate. Maturity refers to the length of time until a debt security’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call and put features and prepayment exposure into one measure with a higher duration indicating greater sensitivity to interest rates. For example, if a portfolio has a duration of two years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 2%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.
In pursuing its investment objectives or for hedging purposes, the Fund may utilize borrowing and various types of derivative instruments, including swaps, futures contracts, and options, although not all such derivatives will be used at all times. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, credit deterioration hedging, hedges against broad market movements, or to pursue the Fund’s investment objective. The Fund may borrow to the maximum extent permitted by applicable law. The Fund may also invest in repurchase agreements and borrow through reverse repurchase agreements.
The Fund’s allocation of its assets into various asset classes within its investment strategy will depend on the views of the Adviser as to the best value relative to what is currently presented in the marketplace. Within the Structured Products allocation, the Adviser analyzes a variety of factors when selecting investments for the Fund, such as collateral quality, credit support, structure and market conditions. Within the corporate credit allocation, investment decisions are made based on fundamental research and analysis to identify issuers with the ability to improve their credit profile over time with attractive valuations, resulting in both income and potential capital appreciation. Across all allocations, the Adviser may consider maturity, yield and ratings information and opportunities for price appreciation among other criteria. The Adviser attempts to diversify risks that arise from position sizes, geography, ratings, duration, deal structure and collateral values. The Adviser seeks to limit risk of principal by targeting assets that it considers undervalued. From time to time, the Fund may allocate its assets so as to focus on particular types of securities.
As part of its investment process, the Adviser also considers certain environmental, social and governance (“ESG”) and sustainability factors that it believes could have a material negative or positive impact on the risk profiles of the issuers or underlying collateral assets of certain securities in which the Fund may invest. These determinations may not be conclusive, and securities that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors. The Adviser may sell investments, including Structured Products, if it determines that any of the mentioned factors have changed materially from its initial analysis or that other factors indicate that an investment is no longer earning a return commensurate with its risk or that a different security will better help the Fund achieve its investment objective.
The Fund is an actively managed ETF, which is a fund that trades like other publicly-traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index.

Principal Risks
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31. The table illustrates how the average annual total returns of the Fund compare over time to those of a broad-based securities market index. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Past performance may have been different if the Fund’s current fee structure had been in place during the periods. Updated performance information is available online at www.angeloakcapital.com or by calling (855) 751-4324 (toll free).
The Fund is the successor to the investment performance of the Predecessor High Yield Fund as a result of the reorganization of the Predecessor High Yield Fund into the Fund on February 16, 2024. The Predecessor High Yield Fund, in turn, is the successor to the investment performance of the Rainier High Yield Fund as a result of the reorganization of the Rainier High Yield Fund into the Predecessor High Yield Fund on April 15, 2016. Accordingly, the performance information shown below for periods prior to April 15, 2016 is that of the Rainier High Yield Fund’s Institutional Shares, and the performance information following such date until February 16, 2024 is that of the Predecessor High Yield Fund’s Institutional Shares.
On December 31, 2022, changes were made to the Predecessor High Yield Fund’s investment strategies. As a result, the Predecessor High Yield Fund’s performance during periods prior to this date may have differed had the Predecessor High Yield Fund’s investment policies and strategies in effect prior to the reorganization been in place at those times. Additionally, the Predecessor High Yield Fund’s performance may have differed had it been structured as an ETF. The Fund has the same investment objectives, policies and strategies as the Predecessor High Yield Fund has had since December 31, 2022.

Annual Total Returns(for years ended December 31st)

During the periods shown in the chart, the highest quarterly return was 11.57% (for the quarter ended June 30, 2020) and the lowest quarterly return was -15.13% (for the quarter ended March 31, 2020).
Angel Oak High Yield Opportunities ETF Average Annual Total Returns

For the period ended December 31, 2023	1 Year	5 Years	10 Years	Since Inception (3/31/09)
Return Before Taxes	12.54%	5.73%	4.95%	7.59%
Return After Taxes on Distributions[1]	9.51%	3.27%	2.38%	4.81%
Return After Taxes on Distributions and Sale of Fund Shares[1]	7.33%	3.33%	2.62%	4.79%
Bloomberg U.S. High Yield Corporate Bond Index (reflects no deduction for fees, expenses, and taxes)	13.44%	5.37%	4.60%	8.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Angel Oak Mortgage-Backed Securities ETF
ANGEL OAK MORTGAGE-BACKED SECURITIES ETF
Investment Objective
The Angel Oak Mortgage-Backed Securities ETF (the “Fund”) seeks total return.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Other Expenses	0.00%
Total Annual Fund Operating Expenses[1]	0.79%
Fee Waiver and/or Expense Reimbursement[2]	-0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	0.49%

Expense Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). The example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$50	$222	$409	$950

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. For the most recent fiscal year, the portfolio turnover rate for the Angel Oak Total Return Bond Fund (the “Predecessor Total Return Fund”) was 53% of the average value of its portfolio.
Principal Investment Strategies
The Fund will, under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mortgage-backed securities (“MBS”). For purposes of this 80% investment policy, the Adviser will select the Fund’s investments in mortgage-backed securities within a range of instruments across various asset classes, including: agency and non-agency residential mortgage-backed securities (“RMBS”), agency and non-agency commercial mortgage-backed securities (“CMBS”), collateralized debt obligations (“CDOs”) that include a significant majority of residential or commercial mortgages; and collateralized mortgage obligations (“CMOs”).
The Fund may invest up to 20% of its net assets in a variety of asset classes, including: asset-backed securities (“ABS”), including securities or securitizations backed by assets such as credit card receivables, student loans, automobile loans, and residential and commercial real estate, and other debt securitizations (collectively with CDOs and CMOs, “Structured Products”); secured and unsecured consumer loans, commercial loans and pools of such loans (collectively, “Loans”); corporate debt, including bank-issued subordinated debt; municipal securities; U.S. Treasury and U.S. government agency securities; and derivative instruments that invest substantially all of their assets in, are linked to, or otherwise provide investment exposure to, bonds.
The Fund may invest in the securities of other investment companies, including closed-end investment companies, exchange-traded funds (“ETFs”) or business development companies (“BDCs”). The other investment companies in which the Fund invests may be part of the same group of investment companies as the Fund.
The Fund will concentrate its investments in agency and non-agency RMBS and CMBS and mortgage loans (“Mortgage Related Instruments”), which are credit instruments that are backed by real estate and, consequently, subject to some of the same risks as those associated with the real estate industry. This means that, under normal circumstances, the Fund will invest more than 25% of its assets in Mortgage Related Instruments (measured at the time of purchase). The Fund will not concentrate its investments in any other group of industries. The Fund’s policy to concentrate its investments in Mortgage Related Instruments is fundamental and may not be changed without shareholder approval.
The Fund is a non-diversified portfolio under the Investment Company Act of 1940 (the “1940 Act”), meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund.
The fixed income instruments in which the Fund invests may include those of issuers from the United States and other countries, without limitation. The Fund’s investments in foreign debt securities will typically be denominated in U.S. dollars.
The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default.
The Fund may invest in securities of any maturity and duration. Under normal market conditions, the Fund’s target portfolio duration is two to eight years, and the target weighted average maturity of the Fund’s portfolio is two to fifteen years. Maturity refers to the length of time until a debt security’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Duration incorporates a security’s yield, coupon, final maturity, call and put features, and prepayment exposure into one measure with a higher duration indicating greater sensitivity to interest rates. For example, if a portfolio has a duration of two years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 2%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.
The Fund may invest, without limitation, in securities of any quality and maturity, including high-yield securities (also known as “junk bonds”), and securities that are not rated by any rating agencies. Under normal market conditions, the Fund will not invest more than 30% of its total assets in high-yield securities. These high-yield securities will be rated BB+ or lower by Standard & Poor’s Rating Group (“S&P”) or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a security is unrated, the Adviser may determine whether it is of comparable quality and therefore eligible for the Fund’s investment.
In pursuing its investment objective or for hedging purposes, the Fund may utilize borrowing and various types of derivative instruments, including swaps, futures contracts, and options, although not all such derivatives will be used at all times. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, credit deterioration hedging, hedges against broad market movements, or to pursue the Fund’s investment objective. The Fund may borrow to the maximum extent permitted by applicable law. The Fund may also invest in repurchase agreements and borrow through reverse repurchase agreements.
The Fund’s allocation of its assets into various asset classes within its investment strategy will depend on the views of the Adviser as to the best value relative to what is currently presented in the marketplace.
Investment decisions are made based on fundamental research and analysis to identify issuers with the ability to improve their credit profile over time with attractive valuations, resulting in both income and potential capital appreciation. In selecting investments, including Structured Products, the Adviser may consider maturity, yield and ratings information and opportunities for price appreciation among other criteria. The Adviser also analyzes a variety of factors when selecting investments for the Fund, such as collateral quality, credit support, structure and market conditions. The Adviser attempts to diversify risks that arise from position sizes, geography, ratings, duration, deal structure and collateral values. The Adviser seeks to limit risk of principal by targeting assets that it considers undervalued.
As part of its investment process, the Adviser also considers certain environmental, social and governance (“ESG”) and sustainability factors that it believes could have a material negative or positive impact on the risk profiles of the issuers or underlying collateral assets of certain securities in which the Fund may invest. These determinations may not be conclusive, and securities that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors. The Adviser may sell investments, including Structured Products, if it determines that any of the mentioned factors have changed materially from its initial analysis or that other factors indicate that an investment is no longer earning a return commensurate with its risk or that a different security will better help the Fund achieve its investment objective.
The Fund is an actively managed ETF, which is a fund that trades like other publicly-traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index.

Principal Risks
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31. The table illustrates how the average annual total returns of the Fund compare over time to those of a broad-based securities market index. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.angeloakcapital.com or by calling (855) 751-4324 (toll free).
The Fund is the successor to the investment performance of the Predecessor Total Return Fund as a result of the reorganization of the Predecessor Total Return Fund into the Fund on February 16, 2024. Accordingly, the performance information shown below for periods prior to such date is that of the Predecessor Total Return Fund’s Institutional Shares. The Predecessor Total Return Fund was managed by the same portfolio managers as the Fund.
On December 31, 2022, changes were made to the Predecessor Total Return Fund’s investment strategies. As a result, the Predecessor Total Return Fund’s performance during periods prior to this date may have differed had the Predecessor Total Return Fund’s current investment policies and strategies been in place at those times or had it been structured as an ETF. The Fund has a higher management fee than the Predecessor Total Return Fund, and consequently, the performance of the Predecessor Total Return Fund would have been lower if the higher fee had been in effect.

Annual Total Returns(for years ended December 31st)

During the period shown in the chart, the highest quarterly return was 6.25% (for the quarter ended December 31, 2023) and the lowest quarterly return was -4.42% (for the quarter ended June 30, 2022).
Angel Oak Mortgage-Backed Securities ETF Average Annual Total Returns

For the period ended December 31, 2023	1 Year	Since Inception (6/4/21)
Return Before Taxes	5.46%	-3.01%
Return After Taxes on Distributions[1]	3.55%	-4.24%
Return After Taxes on Distributions and Sale of Fund Shares[1]	3.19%	-2.79%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)	5.53%	-3.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.